Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 11,571,913	$ 8,996,632
Commission on product package [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	2,730,875	2,803,596
Other adjustments and interest from miscellaneous receivables [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,599,459	456,234
Rental of safe deposit boxes [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	516,123	512,318
Other Financial Income [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	168,571	58,113
Other income from services [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	4,081,817	3,176,518
Other [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 2,475,068	$ 1,989,853